RELATED PARTY TRANSACTIONS (Details Narrative)	Sep. 30, 2021	Dec. 31, 2020
Chengdu Wetouch [Member]
Related Party Transaction [Line Items]
Ownership percentage	94.00%
Meishan Wetouch [Member]
Related Party Transaction [Line Items]
Ownership percentage	95.00%
Mr. Guangde Cai [Member]
Related Party Transaction [Line Items]
Ownership percentage		95.00%